Supplement to the
Fidelity® Advisor Diversified International Fund Class A, Class T, Class B, and Class C December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Diversified International Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADIF-00-02 December 18, 2000
1.743414.101

Supplement to the
Fidelity® Advisor Diversified International Fund Institutional Class December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Diversified International Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 20.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADIFI-00-02 December 18, 2000
1.743415.101

Supplement to the
Fidelity® Advisor
Emerging Asia Fund
Class A, Class T,
Class B, and Class C
December 29, 1999
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Emerging Asia Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces the "Annual class operating expenses" table and footnote A found in "Fee Table" beginning on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
Other expenses	1.02%	1.09%	1.20%	1.09%
Total annual class operating expensesA	2.00%	2.32%	2.93%	2.82%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its respective average net assets, exceed the following rates:

AEA-00-03 December 18, 2000
1.725513.106

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Emerging Asia	2.00%	6/16/99	2.25%	6/16/99	2.75%	6/16/99	2.75%	6/16/99

These arrangements can be discontinued by FMR at any time.

The following information replaces similar information found in the "Fund Management" section on page 26.

FMR pays FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

Supplement to the
Fidelity® Advisor
Emerging Asia Fund
Institutional Class
December 29, 1999
Revised
February 3, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Emerging Asia Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces the "Annual class operating expenses" table and footnote A found in "Fee Table" beginning on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and Service (12b-1) fee	None
Other expenses	1.02%
Total annual class operating expensesA	1.75%

A Effective June 16, 1999, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.

AEAI-00-03 December 18, 2000
1.725514.103

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

Supplement to the
Fidelity® Advisor
Europe Capital
Appreciation Fund Class A, Class T, Class B, and Class C December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Europe Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section beginning on page 20.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

The following information replaces similar information found in the "Fund Management" section on page 23.

Effective April 2000, Ian Hart is portfolio manager of Fidelity Advisor Europe Capital Appreciation Fund. Mr. Hart joined Fidelity in 1994 as an equity research analyst covering the European retail and diversified industrial sectors.

The following information replaces similar information found in the "Fund Distribution" section on page 30.

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of the fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

AEUR-00-03 December 18, 2000
1.739238.102

Supplement to the
Fidelity® Advisor
Europe Capital
Appreciation Fund
Institutional Class
December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Europe Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 20.

Effective April 2000, Ian Hart is portfolio manager of Fidelity Advisor Europe Capital Appreciation Fund. Mr. Hart joined Fidelity in 1994 as an equity research analyst covering the European retail and diversified industrial sectors.

AEURI-00-02 December 18, 2000
1.740420.101

Supplement to the
Fidelity® Advisor Global Equity Fund
Class A, Class T,
Class B, and Class C December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Global Equity Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

The following information replaces similar information found in the "Fund Distribution" section beginning on page 30.

Class T of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of the fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of the fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of the fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

AGLO-00-03 December 18, 2000
1.737647.102

Supplement to the
Fidelity® Advisor Global Equity Fund
Institutional Class December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Global Equity Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 20.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

AGLOI-00-02 December18, 2000
1.743464.101

Supplement to the
Fidelity® Advisor
International Capital Appreciation Fund's Class A, Class T,
Class B, and Class C
December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor International Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

The following information replaces similar information found in the "Fund Distribution" section under the heading "Finder's Fee" on page 30.

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

AICAP-00-02 December 18, 2000
1.743370.101

Supplement to the
Fidelity® Advisor
International Capital
Appreciation Fund's
Institutional Class
December 29, 1999 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor International Capital Appreciation Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

AICAPI-00-02 December 18, 2000
1.743371.101

Supplement to the
Fidelity® Advisor
Japan Fund
Class A, Class T,
Class B and Class C
December 29, 1999 as revised June 16, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Japan Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

AJAF-00-02 December 18, 2000
1.743385.101

Supplement to the
Fidelity® Advisor
Japan Fund
Institutional Class
December 29, 1999 as revised June 16, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Japan Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 21.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

AJAFI-00-02 December 18, 2000
1.743386.101

Supplement to the
Fidelity® Advisor Emerging Markets Income Fund

Class A, Class T, Class B, and Class C

February 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Emerging Markets Income Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 26.

  FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

EMI-00-02 December 18, 2000
1.743422.101

Supplement to the
Fidelity® Advisor Emerging Markets Income Fund Institutional Class Feburary 29, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Emerging Markets Income Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 23.

  FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

EMII-00-02 December 18, 2000
1.743423.101

Supplement to the
Fidelity® Advisor
Korea Fund
Class A, Class T,
Class B, and Class C
June 17, 2000 as revised June 23, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Korea Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AKOR-00-01 December 18, 2000
1.750122.100

Supplement to the
Fidelity® Advisor
Korea Fund
Institutional Class
June 17, 2000 as
revised June 23, 2000 Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Korea Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

AKORI-00-01 December 18, 2000
1.750123.100

Supplement to the
Fidelity® Advisor Overseas Fund
Class A, Class T,
Class B, Class C
December 29, 1999
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Overseas Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

OS-00-02 December 18, 2000
1.743525.101

Supplement to the
Fidelity® Advisor Overseas Fund
Institutional Class
December 29, 1999
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Overseas Fund will be held to approve various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

OSI-00-02 December 18, 2000
1.743526.101

Supplement to the
Fidelity® Advisor
Latin America Fund
Class A, Class T,
Class B, and Class C
December 29, 1999
as revised
October 1, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Latin America Fund will be held to vote on various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

Included is a proposal to change the fund from a diversified fund to a non-diversified fund. The primary purpose of this proposal is to give the fund greater flexibility to invest over 5% of its assets in a larger number of issuers, in particular, issuers in the industry or industries dominant in the local market. This proposal recognizes that the Latin American market has become increasingly concentrated in a few issuers. For example, as of October 31, 2000, Telefonos de Mexico and Petrobras accounted for approximately 14.3% and 8.4%, respectively, of the Latin American market as represented by the Morgan Stanley Capital International Emerging Markets Free - Latin America Index. In addition, the proposal will allow the fund to use the flexibility permitted by its industry concentration policy (which allows the fund to invest up to 35% of its total assets in any industry that accounts for more than 20% of the Latin American market as measured by an index determined by FMR to be an appropriate measure of the Latin American market). As of October 31, 2000, telephone service companies accounted for approximately 23% of the Latin American market as represented by the index. If FMR invests a significant percentage of the fund's assets in a single issuer, the fund's performance would be closely tied to the market value of that issuer, and could be more volatile than the performance of more diversified funds. Similarly, if FMR invests a significant percentage of the fund's assets in a single industry, the fund's return could depend heavily on that industry's performance.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

ALAF-00-02 December 18, 2000
1.743523.101

Supplement to the
Fidelity® Advisor Latin
America Fund
Institutional Class
December 29, 1999 as revised
October 1, 2000
Prospectus

Shareholder Meeting. On or about February 14, 2001, a meeting of the shareholders of Fidelity Advisor Latin America Fund will be held to vote on various proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

Included is a proposal to change the fund from a diversified fund to a non-diversified fund. The primary purpose of this proposal is to give the fund greater flexibility to invest over 5% of its assets in a larger number of issuers, in particular, issuers in the industry or industries dominant in the local market. This proposal recognizes that the Latin American market has become increasingly concentrated in a few issuers. For example, as of October 31, 2000, Telefonos de Mexico and Petrobras accounted for approximately 14.3% and 8.4%, respectively, of the Latin American market as represented by the Morgan Stanley Capital International Emerging Markets Free - Latin America Index. In addition, the proposal will allow the fund to use the flexibility permitted by its industry concentration policy (which allows the fund to invest up to 35% of its total assets in any industry that accounts for more than 20% of the Latin American market as measured by an index determined by FMR to be an appropriate measure of the Latin American market). As of October 31, 2000, telephone service companies accounted for approximately 23% of the Latin American market as represented by the index. If FMR invests a significant percentage of the fund's assets in a single issuer, the fund's performance would be closely tied to the market value of that issuer, and could be more volatile than the performance of more diversified funds. Similarly, if FMR invests a significant percentage of the fund's assets in a single industry, the fund's return could depend heavily on that industry's performance.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

ALAFI-00-03 December 18, 2000
1.743524.102